Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net Income (Loss)	$ 516	$ 609
Income from discontinued operations	45	59
Income from continuing operations	471	550
Adjustments to reconcile net cash from operating activities:
Depreciation	496	457
Amortization of intangibles	186	192
Non-cash interest (income) expense	(84)	(66)
Share-based compensation expense	39	35
Deferred income tax	(98)	(106)
Other non-cash operating activities, net	20	17
Loss on divestitures	57
Settlement of derivatives	26	36
Changes in operating assets and liabilities:
Accounts receivable	2	211
Inventories	(19)	294
Prepaid expenses and other assets	(4)	15
Accounts payable and other liabilities	78	(369)
Operating cash from continuing operations	1,170	1,266
Operating cash from discontinued operations	235	349
Net cash from operating activities	1,405	1,615
Cash Flows from Investing Activities:
Additions to property, plant and equipment, net	(484)	(601)
Acquisition of businesses	(68)	(87)
Divestiture of businesses	47
Investing cash used in continuing operations	(505)	(688)
Investing cash used in discontinued operations	(67)	(88)
Net cash from investing activities	(572)	(776)
Cash Flows from Financing Activities:
Proceeds from long-term borrowings	3,150	496
Repayment of long-term borrowings	(3,884)	(869)
Proceeds from issuance of common stock	48	36
Repurchase of common stock	(120)	(601)
Dividends paid	(139)	(127)
Debt financing costs	(21)	(6)
Net cash from financing activities	(966)	(1,071)
Effect of currency translation on cash	25	25
Net change in cash and cash equivalents	(108)	(207)
Cash and cash equivalents at beginning of period	1,203	1,410
Cash and cash equivalents at end of period	$ 1,095	$ 1,203